Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		$ 15,452.8	$ 14,606.2
Marketable securities:
Real estate related	[1]	1,081.5	1,024.4
Marketable securities excluding real estate		4,053.8	4,207.2
Total Investments		26,643.7	24,151.6
Mortgage loans payable		(2,332.1)	(1,794.4)
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,452.8	14,606.2
Real estate joint ventures		5,622.4	4,068.4
Alternative Investments, Fair Value Disclosure		137.5	144.8
Marketable securities:
Real estate related		1,081.5	1,024.4
Loans receivable		295.7	100.6
Total Investments		26,643.7	24,151.6
Mortgage loans payable		(2,332.1)	(1,794.4)
Fair Value, Measurements, Recurring | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,308.9	2,666.8
Fair Value, Measurements, Recurring | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		1,744.9	1,540.4
Fair Value, Measurements, Recurring | Level 1: Quoted Prices in Active Markets for Identical Assets
Marketable securities:
Real estate related		1,081.5	1,024.4
Total Investments		1,081.5	1,024.4
Fair Value, Measurements, Recurring | Level 2: Significant Other Observable Inputs
Marketable securities:
Total Investments		4,053.8	4,207.2
Fair Value, Measurements, Recurring | Level 2: Significant Other Observable Inputs | Government agency notes
Marketable securities:
Marketable securities excluding real estate		2,308.9	2,666.8
Fair Value, Measurements, Recurring | Level 2: Significant Other Observable Inputs | United States Treasury securities
Marketable securities:
Marketable securities excluding real estate		1,744.9	1,540.4
Fair Value, Measurements, Recurring | Level 3: Significant Unobservable Inputs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate properties		15,452.8	14,606.2
Real estate joint ventures		5,622.4	4,068.4
Marketable securities:
Loans receivable		295.7	100.6
Total Investments		21,370.9	18,775.2
Mortgage loans payable		$ (2,332.1)	$ (1,794.4)

[1]	Includes securities loaned of $91.2 million.